Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalent	$ 8,530	$ 16,133
Restricted cash	2,508	1,737
Marketable securities	26,085	26,332
Loans receivable, net	58,620	61,717
Prepaid expenses and other receivables	11,042	13,067
Investment portfolio	11,991	11,436
Property and equipment	364	526
Investment in sublease, net and right-of-use assets	1,073	1,898
Intangible assets	31,080	36,562
Goodwill	38,355	38,355
Total assets	189,648	207,763
Liabilities
Accounts payable, accruals and other	22,181	24,116
Lease liability	1,541	2,709
Credit facility	48,792	49,405
Debentures	35,287	36,783
Deferred tax liability	630	1,026
Total liabilities	108,431	114,039
Equity
Share capital	389,717	389,806
Contributed surplus	37,424	35,503
Foreign currency translation reserve	(416)	243
Deficit	(345,508)	(331,828)
Total equity	81,217	93,724
Total equity and liabilities	$ 189,648	$ 207,763